Goodwill and Intangible Assets, Net - Summary of Amortization Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Finite Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 2,895	$ 640	$ 3,321	$ 2,222
Cost of revenues [Member]
Finite Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	610	116	559	1,289
Research and Development [Member]
Finite Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	1,654	366	2,088	6
Selling, General and Administrative [Member]
Finite Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 631	$ 158	$ 674	$ 927